TAXATION - Movement of Valuation Allowance (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Movement of Valuation Allowance
Balance at beginning of the period	$ 169,422	$ 67,768	$ 169,422	$ 67,768
Additions	58,939	52,234	89,878	92,445
Reversals	(57,639)	(748)	(121,649)	(669)
Balance at end of the period	$ 170,722	$ 119,255	$ 137,651	$ 159,544